STATEMENTS OF CASH FLOWS (FY) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 7,116,141	$ 7,712,607
Adjustments to reconcile net income to net cash used in operating activities:
Realized gain on investments held in Trust Account		(2,752,849)
Unrealized gain on investments held in Trust Account	(29,687)
Expensed offering costs	762,517
Change in fair value of warrant liabilities	(8,686,933)	(6,642,947)
Accrued interest expense on promissory note - related party		2,420
Changes in operating assets and liabilities:
Prepaid expenses	(465,183)	299,785
Accounts payable and accrued expenses	117,274	(54,598)
Franchise tax payable	167,123	(104,358)
Income tax payable		506,603
Net cash used in operating activities	(1,018,748)	(1,035,757)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(182,219,150)
Proceeds from redemption of U.S. government treasury obligations		733,969,540
Purchase of U.S. government treasury obligations		(548,967,853)
Net cash provided by (used in) investing activities	(182,219,150)	185,001,687
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	300,000	960,000
Repayment of promissory note - related party	(300,000)
Interest expense on promissory note - related party		2,420
Payment to redeeming stockholders		(161,957,835)
Proceeds from initial public offering, net of underwriting fees	176,806,700
Proceeds from sale of Private Placement Warrants	8,012,450
Payment of offering costs	(764,193)
Proceeds from sale of Class B common stock to Sponsor	25,000
Net cash (used by) provided by financing activities	184,079,957	(160,995,415)
Net Change in Cash, Cash Equivalents and Restricted Cash	842,059	22,970,515
Cash, Cash Equivalents and Restricted Cash- Beginning of period		842,059
Cash, Cash Equivalents and Restricted Cash- End of period	842,059	23,812,574
Non-cash investing and financing activities:
Deferred underwriting fee payable	6,314,525
Excess of the fair value of Founder Shares sold over the purchase price	4,714,400
Forfeiture of Class B common stock	52
Initial accretion of Class A common stock subject to redemption to redemption value	25,012,764
Subsequent accretion of Class A common stock subject to redemption to redemption amount as of June 30, 2023 and 2022	29,687	2,177,762
Cash paid for income taxes		$ 304,926